SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,586,729	3,307,708	11,129,407	9,080,260
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,630,973	630,973	630,973	380,973
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,808,333	1,055,000	2,115,195	2,378,287
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	164,500	87,500	113,000	21,000
Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,623,333	1,534,235	8,270,239	6,300,000